Cover Page	May 04, 2020	Oct. 29, 2019
Document Information [Line Items]
Entity Central Index Key		0000803649
Amendment Flag		false
Document Type	8-K
Document Period End Date	May 04, 2020
Entity Registrant Name	EQUITY COMMONWEALTH
Entity Incorporation, State or Country Code	MD
Entity File Number	1-9317
Entity Tax Identification Number	04-6558834
Entity Address, Address Line One	Two North Riverside Plaza, Suite 2100
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	(312)
Local Phone Number	646-2800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Shares of Beneficial Interest
Document Information [Line Items]
Title of 12(b) Security	Common Shares of Beneficial Interest
Trading Symbol	EQC
Security Exchange Name	NYSE
6 1/2% Series D Cumulative Convertible Preferred Shares of Beneficial Interest
Document Information [Line Items]
Title of 12(b) Security	6 1/2% Series D Cumulative Convertible Preferred Shares of Beneficial Interest
Trading Symbol	EQCpD
Security Exchange Name	NYSE